Long-term Debt - Tables 3, 4, & 5 (Details)	Dec. 31, 2011
7.25% Senior Notes Due 2018 [Member] | Senior Notes, Redemption Price, Period One [Member]
Redemption Price, Senior Notes, Percentage of Principal [Abstract]
Senior Notes, Redemption Price, Percentage of Principal	103.625%
7.25% Senior Notes Due 2018 [Member] | Senior Notes, Redemption Price, Period Two [Member]
Redemption Price, Senior Notes, Percentage of Principal [Abstract]
Senior Notes, Redemption Price, Percentage of Principal	101.813%
7.25% Senior Notes Due 2018 [Member] | Senior Notes, Redemption Price, Period Three [Member]
Redemption Price, Senior Notes, Percentage of Principal [Abstract]
Senior Notes, Redemption Price, Percentage of Principal	100.00%
7.75% Senior Notes Due 2022 [Member] | Senior Notes, Redemption Price, Period One [Member]
Redemption Price, Senior Notes, Percentage of Principal [Abstract]
Senior Notes, Redemption Price, Percentage of Principal	103.875%
7.75% Senior Notes Due 2022 [Member] | Senior Notes, Redemption Price, Period Two [Member]
Redemption Price, Senior Notes, Percentage of Principal [Abstract]
Senior Notes, Redemption Price, Percentage of Principal	102.583%
7.75% Senior Notes Due 2022 [Member] | Senior Notes, Redemption Price, Period Three [Member]
Redemption Price, Senior Notes, Percentage of Principal [Abstract]
Senior Notes, Redemption Price, Percentage of Principal	101.292%
7.75% Senior Notes Due 2022 [Member] | Senior Notes, Redemption Price, Period Four [Member]
Redemption Price, Senior Notes, Percentage of Principal [Abstract]
Senior Notes, Redemption Price, Percentage of Principal	100.00%
8.125% Senior Notes Due 2020 [Member] | Senior Notes, Redemption Price, Period One [Member]
Redemption Price, Senior Notes, Percentage of Principal [Abstract]
Senior Notes, Redemption Price, Percentage of Principal	104.063%
8.125% Senior Notes Due 2020 [Member] | Senior Notes, Redemption Price, Period Two [Member]
Redemption Price, Senior Notes, Percentage of Principal [Abstract]
Senior Notes, Redemption Price, Percentage of Principal	102.708%
8.125% Senior Notes Due 2020 [Member] | Senior Notes, Redemption Price, Period Three [Member]
Redemption Price, Senior Notes, Percentage of Principal [Abstract]
Senior Notes, Redemption Price, Percentage of Principal	101.354%
8.125% Senior Notes Due 2020 [Member] | Senior Notes, Redemption Price, Period Four [Member]
Redemption Price, Senior Notes, Percentage of Principal [Abstract]
Senior Notes, Redemption Price, Percentage of Principal	100.00%